COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
Guarantees [Abstract]
Summary of the contractual amounts of financial instruments with credit risk

At December 31, 2013 and 2012, the following financial instruments were outstanding whose contract amounts represent credit risk:

	Contract Amount
(In thousands)	2013	2012
Commitments to grant loans	$16,008	$25,145
Unfunded commitments under lines of credit	20,429	19,017
Standby letters of credit	4,563	1,481

Minimum rental commitments for non-cancelable operating leases

Approximate minimum rental commitments for non-cancelable operating leases are as follows:

Years Ending December 31:
(In thousands)
2014	$98
2015	91
2016	91
2017	91
2018	58
Total minimum lease payments	$429